OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 8:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2015	2016

Employees and payroll accruals	$3,212	$3,167
Accrued expenses	4,949	5,691
Deferred revenues	487	1,273
Government authorities	51	103
Income tax payable and tax provision	1,822	1,150
Others	227	262

	$10,748	$11,646